Income Taxes - Entity's Total Income Tax Expense for the Period and Statutory Tax Rate (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes	$ 152	$ 38	$ 37,119
Drilling Segment
Current Tax expense			37,119
Income taxes			$ 37,119
Effective tax rate			28.00%